LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	June 30,	December 31,
	2026	2025
	(unaudited)
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$—	$2,672,950
Equity investment accounted for using the equity method (b)	—	2,144,971
	$—	$4,817,921

Schedule of movement of equity investment without readily determinable fair value measured at Measurement Alternative

	June 30,	December 31,
	2026	2025
	(unaudited)
Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	$—	$1,242,969
Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	—	1,429,981
	$—	$2,672,950